Policyholder Account Balances	12 Months Ended
Dec. 31, 2022
Policyholder Account Balance [Abstract]
Policyholder Account Balance	12. Policyholder Account Balances

The following table reconciles policyholder account balances (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
UL and Other	$37,694	$38,200
Variable Annuities	22,184	19,148
Fixed Annuities	23,365	22,552
Retirement Plan Services	25,138	23,579
Other (1)	6,054	6,748
Total policyholder account balances	$114,435	$110,227

(1)Represents policyholder account balances reported primarily in Other Operations attributable to the indemnity reinsurance agreements with Protective ($5.7 billion and $6.3 billion as of December 31, 2022 and December 31, 2021, respectively) that are excluded from the following tables.

The following table summarizes the balances and changes in policyholder account balances (in millions):

	As of or For the Year Ended December 31, 2022
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services
Balance as of beginning-of-year	$38,200	$19,148	$22,552	$23,579
Gross deposits	3,921	5,178	3,284	4,012
Withdrawals	(1,244)	(417)	(2,514)	(3,579)
Policyholder assessments	(4,496)	(2)	(51)	(13)
Net transfers from (to) separate account	2	(492)	-	510
Interest credited	1,494	287	532	629
Change in fair value of embedded derivative
instruments	(183)	(1,518)	(438)	-
Balance as of end-of-year	$37,694	$22,184	$23,365	$25,138

Weighted-average crediting rate	3.9%	1.4%	2.4%	2.6%
Net amount at risk (1)(2)	$304,348	$7,974	$171	$15
Cash surrender value	34,210	21,147	22,529	25,133

	As of or For the Year Ended December 31, 2021
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services
Balance as of beginning-of-year	$38,185	$12,145	$23,168	$22,916
Gross deposits	3,942	5,496	1,023	3,121
Withdrawals	(1,210)	(310)	(2,381)	(3,474)
Policyholder assessments	(4,457)	(2)	(84)	(14)
Net transfers from (to) separate account	117	(587)	-	414
Interest credited	1,501	209	508	616
Change in fair value of embedded derivative
instruments	122	2,197	318	-
Balance as of end-of-year	$38,200	$19,148	$22,552	$23,579

Weighted-average crediting rate	3.9%	1.3%	2.2%	2.7%
Net amount at risk (1)(2)	$299,591	$906	$122	$3
Cash surrender value	34,393	18,300	21,744	23,573

(1)NAR is the current guaranteed minimum benefit in excess of the current account balance as of the balance sheet date. For GLBs, the guaranteed minimum benefit is calculated based on the present value of GLB payments. Our variable annuity products may offer more than one type of guaranteed benefit rider to a policyholder. In instances where more than one guaranteed benefit rider exists in a contract, the guaranteed benefit rider that provides the highest NAR is used in the calculation.

(2)Calculation is based on total account balances and includes both policyholder account balances and separate account balances.

The following table presents policyholder account balances (in millions) by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between the interest being credited to policyholders and the respective guaranteed contract minimums:

	As of December 31, 2022
					Greater
		1-50 Basis	51-100	101-150	Than 150
	At	Basis	Basis	Basis	Basis
Range of Guaranteed	Guaranteed	Points	Points	Points	Points
Minimum Crediting Rate	Minimum	Above	Above	Above	Above	Total
UL and Other
Up to 1.00%	$318	$-	$194	$29	$292	$833
1.01% - 2.00%	558	-	-	-	3,282	3,840
2.01% - 3.00%	7,218	156	-	-	-	7,374
3.01% - 4.00%	16,282	-	1	-	-	16,283
4.01% and above	3,824	-	-	-	-	3,824
Other (1)	-	-	-	-	-	5,540
Total	$28,200	$156	$195	$29	$3,574	$37,694

Variable Annuities
Up to 1.00%	$-	$-	$-	$-	$-	$-
1.01% - 2.00%	4	-	-	8	-	12
2.01% - 3.00%	658	-	-	-	-	658
3.01% - 4.00%	1,545	-	-	-	-	1,545
4.01% and above	11	-	-	-	-	11
Other (1)	-	-	-	-	-	19,958
Total	$2,218	$-	$-	$8	$-	$22,184

Fixed Annuities
Up to 1.00%	$891	$497	$589	$563	$1,329	$3,869
1.01% - 2.00%	544	144	179	492	1,057	2,416
2.01% - 3.00%	1,973	5	1	-	-	1,979
3.01% - 4.00%	1,353	-	-	-	-	1,353
4.01% and above	193	-	-	-	-	193
Other (1)	-	-	-	-	-	13,555
Total	$4,954	$646	$769	$1,055	$2,386	$23,365

Retirement Plan Services
Up to 1.00%	$961	$1,001	$4,304	$1,703	$1,908	$9,877
1.01% - 2.00%	1,774	2,197	982	462	-	5,415
2.01% - 3.00%	2,711	1	-	-	-	2,712
3.01% - 4.00%	5,622	1	-	-	-	5,623
4.01% and above	1,511	-	-	-	-	1,511
Total	$12,579	$3,200	$5,286	$2,165	$1,908	$25,138

	As of December 31, 2021
					Greater
		1-50 Basis	51-100	101-150	Than 150
	At	Basis	Basis	Basis	Basis
Range of Guaranteed	Guaranteed	Points	Points	Points	Points
Minimum Crediting Rate	Minimum	Above	Above	Above	Above	Total
UL and Other
Up to 1.00%	$331	$-	$569	$30	$227	$1,157
1.01% - 2.00%	531	-	-	-	3,362	3,893
2.01% - 3.00%	7,280	157	-	-	-	7,437
3.01% - 4.00%	16,662	-	1	-	-	16,663
4.01% and above	3,832	-	-	-	-	3,832
Other (1)	-	-	-	-	-	5,218
Total	$28,636	$157	$570	$30	$3,589	$38,200

Variable Annuities
Up to 1.00%	$-	$-	$-	$-	$-	$-
1.01% - 2.00%	5	-	-	9	-	14
2.01% - 3.00%	687	-	-	-	-	687
3.01% - 4.00%	1,576	-	-	-	-	1,576
4.01% and above	12	-	-	-	-	12
Other (1)	-	-	-	-	-	16,859
Total	$2,280	$-	$-	$9	$-	$19,148

Fixed Annuities
Up to 1.00%	$656	$710	$869	$921	$568	$3,724
1.01% - 2.00%	594	32	156	469	1,026	2,277
2.01% - 3.00%	2,214	17	12	6	-	2,249
3.01% - 4.00%	1,220	-	-	-	-	1,220
4.01% and above	200	-	-	-	-	200
Other (1)	-	-	-	-	-	12,882
Total	$4,884	$759	$1,037	$1,396	$1,594	$22,552

Retirement Plan Services
Up to 1.00%	$1,054	$2,613	$1,683	$813	$1,929	$8,092
1.01% - 2.00%	2,736	1,031	795	465	-	5,027
2.01% - 3.00%	2,891	1	-	-	-	2,892
3.01% - 4.00%	5,927	1	-	-	-	5,928
4.01% and above	1,640	-	-	-	-	1,640
Total	$14,248	$3,646	$2,478	$1,278	$1,929	$23,579

(1)Consists of indexed account balances that include the fair value of embedded derivative instruments, payout annuity account balances, short-term dollar cost averaging annuities business and policy loans.